BUSINESS COMBINATIONS - Schedule of Shares Issued (Details)	Jul. 22, 2020 shares	Jun. 03, 2020 shares	Jun. 02, 2020 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		360,904,478	151,831,441	413,340,550	391,041,347
Shares issued in PIPE (in shares)	22,877,806
Business Combination and PIPE financing (in shares)		72,272,942
Legacy Nikola shares (in shares)		288,631,536
Conversion of stock, conversion ratio		1.901
Private Placement
Business Acquisition [Line Items]
Shares issued in PIPE (in shares)		52,500,000
Common Shareholders
Business Acquisition [Line Items]
Common stock of VectoIQ and VectoIQ Founder Shares (in shares)		22,983,872
VectoIQ Founders
Business Acquisition [Line Items]
Common stock of VectoIQ and VectoIQ Founder Shares (in shares)		6,640,000
M&M Residual, LLC
Business Acquisition [Line Items]
Stock repurchased during the period (in shares)		(7,000,000)
Nimbus Holdings, LLC
Business Acquisition [Line Items]
Stock repurchased during the period (in shares)		(2,850,930)	(2,850,930)
VectoIQ
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)			22,986,574
Stock repurchased during the period (in shares)			(2,702)